Investment Objectives and Goals - FT Vest U.S. Equity Max Buffer ETF - August	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Max Buffer ETF – August (AUGM)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Max Buffer ETF – August (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the State Street® SPDR® S&P 500® ETF Trust (the "Underlying ETF") up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses), as described below, against Underlying ETF losses over an approximate period of one year (the "Target Outcome Period").